T. ROWE PRICE Retirement Blend 2025 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 41.3%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  37,813 40,535 4,333 7,795,562 75,383
U.S. Limited Duration TIPS Index
Fund  25,389 29,581 3,071 5,656,500 52,323
International Bond Fund (USD
Hedged)  13,112 14,816 1,545 3,130,527 26,766
U.S. Treasury Long-Term Index
Fund  9,510 9,887 1,109 2,514,958 18,737
Dynamic Global Bond Fund  8,869 9,840 1,197 2,274,952 17,858
Emerging Markets Bond Fund  7,971 8,107 869 1,660,419 15,525
High Yield Fund  7,507 7,654 1,136 2,388,224 14,258
Dynamic Credit Fund  2,803 3,649 372 688,104 6,165
Floating Rate Fund  2,776 2,767 500 542,167 5,031
Total Bond Mutual Funds (Cost $230,248) 232,046
EQUITY MUTUAL FUNDS 56.5%
T. Rowe Price Funds:
Equity Index 500 Fund  47,512 46,292 11,799 565,145 88,621
International Equity Index Fund  22,024 21,662 2,616 2,468,214 41,886
Value Fund  16,975 17,157 3,019 662,062 31,422
Hedged Equity Fund  14,990 15,262 1,684 2,353,031 29,766
Growth Stock Fund  15,419 15,059 2,959 265,500 28,201
Real Assets Fund  11,227 10,927 1,232 1,418,875 20,843
International Value Equity Fund  7,123 6,425 933 715,202 13,260
International Stock Fund  6,064 5,500 775 538,094 11,058
Mid-Cap Index Fund  5,740 5,225 1,585 483,715 10,129
Emerging Markets Discovery Stock
Fund  4,245 4,319 467 576,932 8,169
Small-Cap Index Fund  4,848 4,203 1,291 507,192 7,709
Emerging Markets Stock Fund  3,712 3,779 428 207,349 7,023
Mid-Cap Growth Fund  3,223 3,198 462 56,532 5,610
Small-Cap Value Fund  2,666 2,775 383 93,134 4,906
Mid-Cap Value Fund  2,724 2,820 378 151,115 4,905
New Horizons Fund (3) 1,852 1,831 193 60,861 3,405
Total Equity Mutual Funds (Cost $286,513) 316,913

T. ROWE PRICE Retirement Blend 2025 Fund

$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (4) 6,010 13,485 6,979 12,516,223 12,516
Total Short-Term Investments (Cost $12,516) 12,516
Total Investments in Securities 100.0%
(Cost $529,277) $ 561,475
Other Assets Less Liabilities (0.0)% (169)
Net Assets 100.0% $ 561,306
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$1,795 and $1,795, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ 85 $ 230
Dynamic Global Bond Fund  (47) 346 370
Emerging Markets Bond Fund  (6) 316 543
Emerging Markets Discovery Stock Fund  (1) 72 255
Emerging Markets Stock Fund  (7) (40) 104
Equity Index 500 Fund  30 6,616 595
Floating Rate Fund  (2) (12) 213
Growth Stock Fund  1,418 682 44
Hedged Equity Fund  335 1,198 350
High Yield Fund  (16) 233 541
International Bond Fund (USD Hedged)  (17) 383 502
International Equity Index Fund  (50) 816 923
International Stock Fund  33 269 152
International Value Equity Fund  (19) 645 327
Mid-Cap Growth Fund  414 (349) 29
Mid-Cap Index Fund  130 749 79
Mid-Cap Value Fund  419 (261) 75
New Horizons Fund  133 (85) —
QM U.S. Bond Index Fund  (88) 1,368 1,677
Real Assets Fund  (16) (79) 385
Small-Cap Index Fund  98 (51) 102
Small-Cap Value Fund  302 (152) 61
U.S. Limited Duration TIPS Index Fund  (123) 424 1,623
U.S. Treasury Long-Term Index Fund  (46) 449 383
Value Fund  1,494 309 410
U.S. Treasury Money Fund, 4.44% — — 312
Affiliates not held at period end (7) — —
Totals $ 4,359# $ 13,931 $ 10,285+

T. ROWE PRICE Retirement Blend 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $4,815 of the net realized gain (loss).
+ Investment income comprised $10,285 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2025 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1346-054Q3 02/25